FINANCIAL INSTRUMENTS - Sensitivity Analysis (Details) Rp in Billions	12 Months Ended
Dec. 31, 2020 IDR (Rp)
Terminal growth rate | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 16
Backsolve method | Volatility | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 32
Backsolve method | Volatility | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 0
Backsolve method | Volatility | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	30
Backsolve method | Volatility | Minimum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	60
Backsolve method | Volatility | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	120
Backsolve method | Volatility | Maximum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	80
Backsolve method | Exit timing | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 30
Backsolve method | Exit timing | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 0
Backsolve method | Exit timing | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Backsolve method | Exit timing | Minimum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Backsolve method | Exit timing | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	6 years
Backsolve method | Exit timing | Maximum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	3 years
Market approach and liquidation preference | Volatility | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 5
Market approach and liquidation preference | Volatility | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	40
Market approach and liquidation preference | Volatility | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	80
Market approach and liquidation preference | Exit timing | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Market approach and liquidation preference | Exit timing | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	6 years
Market approach and liquidation preference | Equity value/revenue multiple | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 2
Market approach and liquidation preference | Equity value/revenue multiple | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Multiple of reasonably possible increase in unobservable input, assets	8.1
Market approach and liquidation preference | Equity value/revenue multiple | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Multiple of reasonably possible increase in unobservable input, assets	10.1
Discounted cash flow | Weighted Average Cost of Capital (“WACC”) | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 2
Discounted cash flow | Weighted Average Cost of Capital (“WACC”) | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 17
Discounted cash flow | Weighted Average Cost of Capital (“WACC”) | Minimum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	10.60
Discounted cash flow | Weighted Average Cost of Capital (“WACC”) | Minimum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	3.40
Discounted cash flow | Weighted Average Cost of Capital (“WACC”) | Maximum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	12.60
Discounted cash flow | Weighted Average Cost of Capital (“WACC”) | Maximum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	17.00
Discounted cash flow | Terminal growth rate | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 1
Discounted cash flow | Terminal growth rate | Minimum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	2.00
Discounted cash flow | Terminal growth rate | Minimum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	(2.60)
Discounted cash flow | Terminal growth rate | Maximum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	4.00
Discounted cash flow | Terminal growth rate | Maximum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	5.10
Last Twelve Months Revenue Movement | Probability of qualified financing | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	50.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 4
Last Twelve Months Revenue Movement | Probability of qualified financing | Minimum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	0
Last Twelve Months Revenue Movement | Probability of qualified financing | Maximum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	100
Discount on conversion price | Probability of qualified financing | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	50.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 19
Discount on conversion price | Probability of qualified financing | Minimum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	0
Discount on conversion price | Probability of qualified financing | Maximum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	100